Income Tax - Schedule of Components of Income Tax Expense (Benefit) (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Components of Income Tax Expense (Benefit) [Abstract]
Current income tax expenses	¥ 11		¥ 112
Deferred income tax expenses	1,291	$ 180	2,500
Total	¥ 1,302	$ 182	¥ 2,612